BANK BORROWINGS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Broker-Dealer [Abstract]
SCHEDULE OF BANK BORROWINGS

Bank borrowings consisted of the following:

	Term of repayments	Annual interest rate	As of June 30, 2024	As of December 31, 2023
			$’000	$’000

Term loans	2 to 5 years	2.5% - 3.5%	965	1,521
Trust receipts	within 12 months	6.34%	9,475	3,498

			10,440	5,019
Representing
Within 12 months			10,440	4,588
Over 1 year			-	431

			10,440	5,019

Bank borrowings consisted of the following:

	Terms of	Annual	As of December 31,
	repayments	interest rate	2023	2022
			$’000	$’000

Term loans	2 to 5 years	2.5% - 3.5%	1,521	2,502
Trust receipts	Within 12 months	6.34%	3,498	6,826
Bank overdraft	Within 12 months	-%	-	281
Mortgage loan	10 years	-%	-	2,428

Total			5,019	12,037

Representing
Within 12 months			4,588	8,862
Over 1 year			431	3,175

			5,019	12,037